LEGACY ESS REDEEMABLE CONVERTIBLE PREFERRED STOCK - Schedule of Warrant Valuation Assumptions (Details) - Legacy ESS	Dec. 31, 2021 yr	Dec. 31, 2020 yr
Expected volatility | Series B Preferred Warrants
Class of Warrant or Right [Line Items]
Warrant valuation assumption	0.80	0.80
Expected volatility | Series B Preferred Warrants | Minimum
Class of Warrant or Right [Line Items]
Warrant valuation assumption	0.60
Expected volatility | Series B Preferred Warrants | Maximum
Class of Warrant or Right [Line Items]
Warrant valuation assumption	0.80
Expected volatility | Preferred C warrants
Class of Warrant or Right [Line Items]
Warrant valuation assumption		0.80
Expected term (in years) | Series B Preferred Warrants
Class of Warrant or Right [Line Items]
Warrant valuation assumption	2.00	2.00
Expected term (in years) | Preferred C warrants
Class of Warrant or Right [Line Items]
Warrant valuation assumption	2.00	2.00
Risk‑free interest rate | Series B Preferred Warrants
Class of Warrant or Right [Line Items]
Warrant valuation assumption		0.0013
Risk‑free interest rate | Series B Preferred Warrants | Minimum
Class of Warrant or Right [Line Items]
Warrant valuation assumption	0.0016
Risk‑free interest rate | Series B Preferred Warrants | Maximum
Class of Warrant or Right [Line Items]
Warrant valuation assumption	0.0028
Risk‑free interest rate | Preferred C warrants
Class of Warrant or Right [Line Items]
Warrant valuation assumption		0.0013
Risk‑free interest rate | Preferred C warrants | Minimum
Class of Warrant or Right [Line Items]
Warrant valuation assumption	0.0016
Risk‑free interest rate | Preferred C warrants | Maximum
Class of Warrant or Right [Line Items]
Warrant valuation assumption	0.0032
Dividend yield | Series B Preferred Warrants
Class of Warrant or Right [Line Items]
Warrant valuation assumption	0	0
Dividend yield | Preferred C warrants
Class of Warrant or Right [Line Items]
Warrant valuation assumption	0	0